FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.4%
	Aerospace & Defense — 1.5%
130,434	General Dynamics Corp. (a)	$50,011,004
	Air Freight & Logistics — 2.4%
234,736	C.H. Robinson Worldwide, Inc. (a)	34,677,549
274,289	Expeditors International of Washington, Inc. (a)	46,050,380
		80,727,929
	Beverages — 4.6%
1,842,955	Brown-Forman Corp., Class B (a)	52,948,097
592,122	Coca-Cola (The) Co. (a)	51,863,966
358,809	PepsiCo, Inc. (a)	50,075,384
		154,887,447
	Biotechnology — 1.4%
192,153	AbbVie, Inc. (a)	48,218,874
	Building Products — 1.4%
820,092	A.O. Smith Corp. (a)	49,312,131
	Capital Markets — 5.8%
198,493	FactSet Research Systems, Inc. (a)	52,243,358
1,503,163	Franklin Resources, Inc. (a)	50,897,099
113,440	S&P Global, Inc. (a)	46,729,339
419,555	T. Rowe Price Group, Inc. (a)	46,885,271
		196,755,067
	Chemicals — 8.6%
163,881	Air Products and Chemicals, Inc. (a)	48,326,868
414,411	Albemarle Corp. (a)	48,751,310
182,377	Ecolab, Inc. (a)	50,633,327
95,686	Linde PLC (a)	45,774,269
414,622	PPG Industries, Inc. (a)	45,824,023
152,144	Sherwin-Williams (The) Co. (a)	51,858,282
		291,168,079
	Commercial Services & Supplies — 1.4%
241,718	Cintas Corp. (a)	49,462,754
	Consumer Staples Distribution & Retail — 4.4%
592,698	Sysco Corp. (a)	50,521,578
352,905	Target Corp. (a)	50,991,243
445,189	Walmart, Inc. (a)	49,505,017
		151,017,838
	Containers & Packaging — 1.5%
1,126,414	Amcor PLC (a)	50,553,460
	Distributors — 1.5%
404,356	Genuine Parts Co. (a)	50,289,756
	Electric Utilities — 2.8%
653,672	Eversource Energy (a)	46,796,379
544,373	NextEra Energy, Inc. (a)	47,316,901
		94,113,280
	Electrical Equipment — 1.5%
348,580	Emerson Electric Co. (a)	52,224,256
	Food Products — 5.6%
557,403	Archer-Daniels-Midland Co. (a)	44,185,336

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,930,678	Hormel Foods Corp. (a)	$48,286,257
412,303	J.M. Smucker (The) Co. (a)	49,171,256
935,647	McCormick & Co., Inc. (a)	47,624,432
		189,267,281
	Gas Utilities — 1.4%
272,719	Atmos Energy Corp. (a)	47,120,389
	Health Care Equipment & Supplies — 4.5%
483,966	Abbott Laboratories (a)	51,155,206
317,787	Becton Dickinson & Co. (a)	52,631,883
594,365	Medtronic PLC (a)	50,752,828
		154,539,917
	Health Care Providers & Services — 1.5%
220,695	Cardinal Health, Inc. (a)	50,766,471
	Hotels, Restaurants & Leisure — 1.5%
184,665	McDonald’s Corp. (a)	49,977,736
	Household Products — 7.1%
501,107	Church & Dwight Co., Inc. (a)	49,514,382
508,275	Clorox (The) Co. (a)	48,555,511
531,184	Colgate-Palmolive Co. (a)	48,497,099
447,028	Kimberly-Clark Corp. (a)	48,864,631
326,377	Procter & Gamble (The) Co. (a)	47,158,213
		242,589,836
	Insurance — 7.6%
393,853	Aflac, Inc. (a)	50,208,381
744,340	Brown & Brown, Inc. (a)	52,401,536
141,806	Chubb Ltd. (a)	49,728,528
271,565	Cincinnati Financial Corp. (a)	48,251,669
230,828	Erie Indemnity Co., Class A (a)	55,869,609
		256,459,723
	IT Services — 1.6%
236,537	International Business Machines Corp. (a)	52,901,500
	Life Sciences Tools & Services — 1.4%
135,802	West Pharmaceutical Services, Inc. (a)	46,303,050
	Machinery — 8.7%
54,730	Caterpillar, Inc. (a)	44,594,551
226,879	Dover Corp. (a)	46,423,981
177,681	Illinois Tool Works, Inc. (a)	50,985,563
166,920	Nordson Corp. (a)	49,705,438
772,333	Pentair PLC (a)	50,541,471
545,350	Stanley Black & Decker, Inc. (a)	51,579,203
		293,830,207
	Metals & Mining — 1.6%
206,327	Nucor Corp. (a)	53,085,874
	Multi-Utilities — 1.4%
434,228	Consolidated Edison, Inc. (a)	47,265,718

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 2.9%
252,215	Chevron Corp. (a)	$49,643,478
315,133	ExxonMobil Holdings Corp. (a)	48,984,274
		98,627,752
	Personal Care Products — 1.4%
2,544,297	Kenvue, Inc. (a)	48,952,274
	Pharmaceuticals — 1.4%
190,403	Johnson & Johnson (a)	48,809,809
	Professional Services — 1.6%
200,199	Automatic Data Processing, Inc. (a)	53,345,026
	Residential REITs — 1.4%
166,079	Essex Property Trust, Inc. (a)	47,189,687
	Retail REITs — 2.8%
389,224	Federal Realty Investment Trust (a)	48,298,806
748,461	Realty Income Corp. (a)	47,804,204
		96,103,010
	Software — 1.7%
144,552	Roper Technologies, Inc. (a)	56,660,047
	Specialty Retail — 1.5%
238,183	Lowe’s Cos., Inc. (a)	49,496,809
	Trading Companies & Distributors — 3.0%
1,073,735	Fastenal Co. (a)	51,227,897
35,947	W.W. Grainger, Inc. (a)	49,686,662
		100,914,559
	Total Common Stocks	3,402,948,550
	(Cost $3,102,208,838)
MONEY MARKET FUNDS — 0.1%
4,573,846	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	4,573,846
	(Cost $4,573,846)
	Total Investments — 100.5%	3,407,522,396
	(Cost $3,106,782,684)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(1,043)	A.O. Smith Corp.	$(6,271,559)	$60.00	08/21/26	(213,815)
(731)	Abbott Laboratories	(7,726,670)	100.00	08/21/26	(519,741)
(330)	AbbVie, Inc.	(8,281,020)	260.00	08/21/26	(108,900)
(585)	Aflac, Inc.	(7,457,580)	125.00	08/21/26	(263,250)
(230)	Air Products and Chemicals, Inc.	(6,782,470)	300.00	08/21/26	(105,340)
(342)	Albemarle Corp.	(4,023,288)	120.00	08/21/26	(198,360)
(1,649)	Amcor PLC	(7,400,712)	43.00	08/21/26	(457,597)
(971)	Archer-Daniels-Midland Co.	(7,697,117)	85.00	08/21/26	(97,100)
(371)	Atmos Energy Corp.	(6,410,138)	175.00	08/21/26	(144,690)
(334)	Automatic Data Processing, Inc.	(8,899,764)	260.00	08/21/26	(393,452)
(433)	Becton Dickinson & Co.	(7,171,346)	160.00	08/21/26	(385,370)
(983)	Brown & Brown, Inc.	(6,920,320)	70.00	08/21/26	(262,461)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(2,358)	Brown-Forman Corp.	$(6,774,534)	$25.00	08/21/26	$(854,775)
(369)	C.H. Robinson Worldwide, Inc. (c)	(5,451,237)	210.00	08/21/26	(3,690)
(331)	Cardinal Health, Inc.	(7,613,993)	230.00	08/21/26	(307,499)
(85)	Caterpillar, Inc.	(6,925,885)	880.00	08/21/26	(147,900)
(365)	Chevron Corp.	(7,184,295)	185.00	08/21/26	(500,050)
(206)	Chubb Ltd.	(7,224,008)	350.00	08/21/26	(193,434)
(727)	Church & Dwight Co., Inc.	(7,183,487)	100.00	08/21/26	(167,210)
(407)	Cincinnati Financial Corp.	(7,231,576)	180.00	08/21/26	(117,012)
(385)	Cintas Corp.	(7,878,255)	200.00	08/21/26	(296,450)
(681)	Clorox (The) Co.	(6,505,593)	95.00	08/21/26	(265,590)
(908)	Coca-Cola (The) Co.	(7,953,172)	82.50	08/21/26	(523,916)
(829)	Colgate-Palmolive Co.	(7,568,770)	92.50	08/21/26	(132,640)
(627)	Consolidated Edison, Inc.	(6,824,895)	110.00	08/21/26	(119,130)
(308)	Dover Corp.	(6,302,296)	210.00	08/21/26	(117,810)
(250)	Ecolab, Inc.	(6,940,750)	270.00	08/21/26	(312,500)
(468)	Emerson Electric Co.	(7,011,576)	140.00	08/21/26	(561,600)
(267)	Erie Indemnity Co.	(6,462,468)	230.00	08/21/26	(453,900)
(268)	Essex Property Trust, Inc.	(7,614,952)	290.00	08/21/26	(46,632)
(1,015)	Eversource Energy	(7,266,385)	75.00	08/21/26	(25,375)
(449)	Expeditors International of Washington, Inc.	(7,538,261)	180.00	08/21/26	(72,963)
(457)	ExxonMobil Holdings Corp.	(7,103,608)	145.00	08/21/26	(488,990)
(282)	FactSet Research Systems, Inc.	(7,422,240)	260.00	08/21/26	(396,210)
(1,483)	Fastenal Co.	(7,075,393)	45.00	08/21/26	(447,866)
(610)	Federal Realty Investment Trust	(7,569,490)	125.00	08/21/26	(140,300)
(2,489)	Franklin Resources, Inc.	(8,427,754)	33.00	08/21/26	(395,751)
(208)	General Dynamics Corp.	(7,975,136)	370.00	08/21/26	(353,600)
(589)	Genuine Parts Co.	(7,325,393)	125.00	08/21/26	(229,710)
(3,190)	Hormel Foods Corp.	(7,978,190)	25.00	08/21/26	(216,920)
(250)	Illinois Tool Works, Inc.	(7,173,750)	280.00	08/21/26	(275,000)
(265)	International Business Machines Corp.	(5,926,725)	210.00	08/21/26	(374,975)
(708)	J.M. Smucker (The) Co.	(8,443,608)	110.00	08/21/26	(697,380)
(300)	Johnson & Johnson	(7,690,500)	250.00	08/21/26	(330,000)
(3,919)	Kenvue, Inc.	(7,540,156)	19.00	08/21/26	(219,464)
(702)	Kimberly-Clark Corp.	(7,673,562)	110.00	08/21/26	(241,488)
(137)	Linde PLC	(6,553,806)	515.00	08/21/26	(19,865)
(270)	Lowe’s Cos., Inc.	(5,610,870)	210.00	08/21/26	(213,300)
(1,304)	McCormick & Co., Inc.	(6,637,360)	50.00	08/21/26	(298,616)
(225)	McDonald’s Corp.	(6,089,400)	270.00	08/21/26	(171,000)
(827)	Medtronic PLC	(7,061,753)	82.50	08/21/26	(303,509)
(748)	NextEra Energy, Inc.	(6,501,616)	87.50	08/21/26	(147,356)
(240)	Nordson Corp.	(7,146,720)	290.00	08/21/26	(337,200)
(326)	Nucor Corp.	(8,387,654)	240.00	08/21/26	(673,190)
(753)	Pentair PLC	(4,927,632)	62.50	08/21/26	(304,965)
(438)	PepsiCo, Inc.	(6,112,728)	135.00	08/21/26	(277,254)
(611)	PPG Industries, Inc.	(6,752,772)	115.00	08/21/26	(88,595)
(476)	Procter & Gamble (The) Co.	(6,877,724)	150.00	08/21/26	(59,500)
(1,059)	Realty Income Corp.	(6,763,833)	65.00	08/21/26	(79,425)
(187)	Roper Technologies, Inc.	(7,329,839)	360.00	08/21/26	(661,980)
(160)	S&P Global, Inc.	(6,590,880)	450.00	08/21/26	(47,360)
(203)	Sherwin-Williams (The) Co.	(6,919,255)	330.00	08/21/26	(317,695)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(889)	Stanley Black & Decker, Inc.	$(8,408,162)	$90.00	08/21/26	$(617,855)
(906)	Sysco Corp.	(7,722,744)	82.50	08/21/26	(385,050)
(684)	T. Rowe Price Group, Inc.	(7,643,700)	115.00	08/21/26	(119,700)
(513)	Target Corp.	(7,412,337)	140.00	08/21/26	(447,336)
(58)	W.W. Grainger, Inc.	(8,016,876)	1,390.00	08/21/26	(249,400)
(523)	Walmart, Inc.	(5,815,760)	115.00	08/21/26	(110,353)
(247)	West Pharmaceutical Services, Inc.	(8,421,712)	360.00	08/21/26	(64,220)
	Total Written Options				(19,172,530)
	(Premiums received $19,600,202)
	Net Other Assets and Liabilities — 0.0%				1,168,341
	Net Assets — 100.0%				$3,389,518,207

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2026, the value of these securities amounts to $491,529,010.
(b)	Rate shown reflects yield as of July 31, 2026.
(c)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, investments noted as such are valued at $(3,690) or (0.0)% of net assets.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,402,948,550	$3,402,948,550	$—	$—
Money Market Funds	4,573,846	4,573,846	—	—
Total Investments	$3,407,522,396	$3,407,522,396	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,172,530)	$(12,681,663)	$(6,490,867)	$—

*	See Portfolio of Investments for industry breakout.

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.0%
9,630	BWX Technologies, Inc.	$1,624,581
8,959	Curtiss-Wright Corp. (a)	6,486,316
4,340	Huntington Ingalls Industries, Inc.	1,416,793
23,304	Woodward, Inc. (a)	8,406,918
		17,934,608
	Automobile Components — 0.8%
15,977	Lear Corp. (a)	2,087,235
52,974	Visteon Corp. (a)	5,537,902
		7,625,137
	Banks — 16.5%
140,889	Associated Banc-Corp.	4,350,652
151,763	Bank OZK (a)	7,785,442
30,295	Citizens Financial Group, Inc.	2,170,637
63,636	Columbia Banking System, Inc.	1,989,898
101,559	Commerce Bancshares, Inc. (a)	6,019,402
41,662	Cullen/Frost Bankers, Inc. (a)	6,930,057
66,062	East West Bancorp, Inc. (a)	8,654,122
95,600	Eastern Bankshares, Inc.	2,194,976
60,590	Enterprise Financial Services Corp. (a)	4,017,723
79,060	Fifth Third Bancorp (a)	4,466,890
337,138	First BanCorp (a)	9,753,402
1,963	First Citizens BancShares, Inc., Class A (a)	4,292,394
55,757	First Interstate BancSystem, Inc., Class A	2,119,881
42,358	First Merchants Corp. (a)	1,827,324
272,319	Fulton Financial Corp. (a)	6,625,521
261,884	Home BancShares, Inc. (a)	8,136,736
115,641	Huntington Bancshares, Inc. (a)	1,970,523
50,766	International Bancshares Corp. (a)	3,885,630
26,773	M&T Bank Corp. (a)	6,593,922
172,659	OFG Bancorp (a)	9,126,755
37,074	Pinnacle Financial Partners, Inc. (a)	3,901,297
25,335	Prosperity Bancshares, Inc. (a)	1,896,831
205,097	Regions Financial Corp. (a)	6,347,752
19,949	ServisFirst Bancshares, Inc. (a)	1,785,436
76,141	SouthState Bank Corp. (a)	8,001,658
61,121	UMB Financial Corp. (a)	8,907,163
51,749	Wintrust Financial Corp. (a)	8,256,035
126,907	Zions Bancorp N.A. (a)	8,845,418
		150,853,477
	Beverages — 0.5%
25,682	Coca-Cola Consolidated, Inc. (a)	4,825,648
	Building Products — 2.9%
109,043	A.O. Smith Corp. (a)	6,556,756
34,900	Advanced Drainage Systems, Inc. (a)	4,832,952
10,358	Allegion PLC (a)	1,630,349
10,943	Carlisle Cos., Inc. (a)	3,938,605
39,510	Simpson Manufacturing Co., Inc. (a)	7,417,607
36,490	Zurn Elkay Water Solutions Corp. (a)	1,843,110
		26,219,379

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets — 4.9%
20,636	Cboe Global Markets, Inc. (a)	$6,401,906
33,122	Federated Hermes, Inc. (a)	1,985,995
103,821	Interactive Brokers Group, Inc., Class A (a)	9,135,210
35,777	Jefferies Financial Group, Inc.	1,953,424
40,137	Northern Trust Corp. (a)	7,312,560
13,152	Raymond James Financial, Inc.	2,314,489
65,176	SEI Investments Co. (a)	6,711,824
26,891	Stifel Financial Corp.	2,229,533
55,438	T. Rowe Price Group, Inc. (a)	6,195,197
		44,240,138
	Chemicals — 1.5%
44,664	Balchem Corp. (a)	7,483,677
68,376	Element Solutions, Inc. (a)	2,511,450
24,491	Minerals Technologies, Inc.	1,867,194
15,654	PPG Industries, Inc.	1,730,080
		13,592,401
	Commercial Services & Supplies — 4.1%
87,582	Brady Corp., Class A (a)	8,256,355
65,853	Brink’s (The) Co. (a)	7,800,288
32,043	MSA Safety, Inc. (a)	6,096,822
53,841	Tetra Tech, Inc.	1,785,368
19,977	UniFirst Corp. (a)	5,852,861
76,502	Veralto Corp. (a)	7,204,193
		36,995,887
	Construction & Engineering — 4.0%
77,844	AECOM (a)	5,635,127
2,827	Argan, Inc.	1,612,606
5,633	Comfort Systems USA, Inc. (a)	9,743,344
10,610	EMCOR Group, Inc. (a)	8,460,732
56,388	Primoris Services Corp. (a)	4,759,711
51,986	Tutor Perini Corp.	4,353,828
4,216	Valmont Industries, Inc. (a)	2,030,847
		36,596,195
	Construction Materials — 0.4%
33,450	United States Lime & Minerals, Inc. (a)	3,689,535
	Consumer Finance — 1.6%
54,805	PROG Holdings, Inc.	2,412,516
188,244	SLM Corp. (a)	4,893,403
99,862	Synchrony Financial (a)	7,568,541
		14,874,460
	Consumer Staples Distribution & Retail — 1.2%
54,114	PriceSmart, Inc. (a)	10,493,246
	Containers & Packaging — 0.2%
13,428	AptarGroup, Inc.	1,798,815
	Diversified Consumer Services — 2.6%
6,742	Graham Holdings Co., Class B (a)	8,114,267
83,933	H&R Block, Inc. (a)	3,695,570

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
163,163	OneSpaWorld Holdings Ltd. (a)	$4,203,079
232,082	Perdoceo Education Corp. (a)	7,382,528
		23,395,444
	Diversified Telecommunication Services — 0.3%
34,195	IDT Corp., Class B	2,252,083
	Electric Utilities — 0.4%
42,704	Otter Tail Corp. (a)	3,775,888
	Electrical Equipment — 2.6%
22,718	Acuity, Inc. (a)	7,460,364
49,183	EnerSys (a)	9,150,497
4,035	Hubbell, Inc. (a)	1,906,739
26,454	Powell Industries, Inc. (a)	5,520,421
		24,038,021
	Electronic Equipment, Instruments & Components — 2.2%
37,633	Badger Meter, Inc. (a)	5,055,994
66,327	ePlus, Inc. (a)	6,129,278
96,477	Napco Security Technologies, Inc. (a)	3,577,367
19,525	TD SYNNEX Corp.	4,992,542
		19,755,181
	Energy Equipment & Services — 2.4%
45,298	Bristow Group, Inc.	2,052,905
118,211	Cactus, Inc., Class A (a)	7,684,897
245,652	NOV, Inc. (a)	4,773,018
87,374	Weatherford International PLC (a)	7,670,564
		22,181,384
	Financial Services — 2.7%
91,845	Enact Holdings, Inc. (a)	4,346,105
32,582	Essent Group Ltd.	2,149,109
32,625	Jack Henry & Associates, Inc. (a)	5,025,555
272,116	MGIC Investment Corp. (a)	8,174,365
52,075	Voya Financial, Inc.	5,177,817
		24,872,951
	Food Products — 1.8%
58,250	Cal-Maine Foods, Inc. (a)	5,113,185
64,785	Ingredion, Inc. (a)	6,443,516
48,652	Marzetti (The) Company (a)	5,199,439
		16,756,140
	Health Care Equipment & Supplies — 0.9%
77,191	LeMaitre Vascular, Inc. (a)	7,820,992
	Health Care Providers & Services — 2.4%
12,510	Chemed Corp. (a)	6,658,447
20,261	Ensign Group (The), Inc. (a)	3,609,700
50,301	National HealthCare Corp. (a)	11,369,535
		21,637,682
	Hotels, Restaurants & Leisure — 1.0%
24,108	Expedia Group, Inc. (a)	7,105,592
15,685	Monarch Casino & Resort, Inc.	1,925,334
		9,030,926

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 2.1%
28,082	Installed Building Products, Inc. (a)	$6,260,601
41,070	PulteGroup, Inc. (a)	5,194,123
50,989	Toll Brothers, Inc. (a)	7,438,785
		18,893,509
	Household Products — 0.6%
25,132	WD-40 Co. (a)	5,708,482
	Insurance — 9.8%
14,531	American Financial Group, Inc.	2,059,333
31,769	Assurant, Inc. (a)	8,869,587
63,002	Assured Guaranty Ltd. (a)	5,211,525
45,588	Cincinnati Financial Corp. (a)	8,100,076
11,572	Everest Group Ltd.	4,329,664
68,046	F&G Annuities & Life, Inc.	1,944,074
82,472	First American Financial Corp. (a)	6,184,575
40,330	Hanover Insurance Group (The), Inc. (a)	9,381,968
40,964	Lincoln National Corp. (a)	1,868,368
177,435	Old Republic International Corp. (a)	7,666,966
27,887	Primerica, Inc. (a)	8,922,725
36,537	Reinsurance Group of America, Inc. (a)	8,653,789
89,393	Selective Insurance Group, Inc. (a)	8,473,563
25,175	Unum Group (a)	2,167,819
74,405	W.R. Berkley Corp. (a)	5,397,339
		89,231,371
	Interactive Media & Services — 0.7%
165,528	Match Group, Inc. (a)	6,523,459
	IT Services — 0.9%
28,418	VeriSign, Inc. (a)	8,241,788
	Life Sciences Tools & Services — 0.2%
5,863	West Pharmaceutical Services, Inc.	1,999,048
	Machinery — 8.9%
28,208	Alamo Group, Inc. (a)	4,487,329
55,175	Allison Transmission Holdings, Inc. (a)	6,319,745
103,799	Atmus Filtration Technologies, Inc. (a)	5,359,142
19,929	Crane Co.	4,254,044
43,842	Donaldson Co., Inc. (a)	4,131,670
26,878	Dover Corp. (a)	5,499,776
20,407	Esab Corp. (a)	1,765,818
24,396	Flowserve Corp. (a)	1,853,852
36,746	Fortive Corp. (a)	2,175,731
17,971	Franklin Electric Co., Inc. (a)	1,881,923
62,255	Graco, Inc. (a)	4,941,802
29,314	ITT, Inc. (a)	5,744,958
130,400	Mueller Industries, Inc. (a)	8,659,864
211,099	Mueller Water Products, Inc., Class A (a)	5,328,139
20,618	Snap-on, Inc. (a)	8,461,833
24,634	Watts Water Technologies, Inc., Class A (a)	8,518,191
17,220	Xylem, Inc.	2,014,223
		81,398,040

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 1.6%
119,791	Fox Corp., Class A (a)	$6,975,430
105,641	New York Times (The) Co., Class A (a)	7,911,454
		14,886,884
	Metals & Mining — 0.5%
206,659	Hecla Mining Co. (a)	2,918,025
8,402	Royal Gold, Inc. (a)	1,666,537
		4,584,562
	Oil, Gas & Consumable Fuels — 0.6%
14,521	Texas Pacific Land Corp. (a)	5,845,864
	Passenger Airlines — 0.2%
43,917	Southwest Airlines Co.	1,974,948
	Personal Care Products — 1.0%
75,854	Interparfums, Inc. (a)	9,447,616
	Professional Services — 3.0%
81,055	Exponent, Inc. (a)	5,418,527
184,121	Genpact Ltd. (a)	6,475,535
12,028	Jacobs Solutions, Inc. (a)	1,622,938
26,952	Korn Ferry	2,217,341
33,880	Paycom Software, Inc. (a)	5,554,965
65,883	UL Solutions, Inc., Class A (a)	6,037,518
		27,326,824
	Real Estate Management & Development — 0.2%
29,643	St. Joe (The) Co.	1,844,980
	Semiconductors & Semiconductor Equipment — 0.6%
65,890	Universal Display Corp. (a)	5,281,742
	Software — 3.3%
62,582	A10 Networks, Inc.	1,850,550
171,157	Clear Secure, Inc., Class A (a)	9,454,713
113,125	Dolby Laboratories, Inc., Class A (a)	6,652,881
24,085	InterDigital, Inc. (a)	7,341,710
161,138	Pegasystems, Inc. (a)	4,922,766
		30,222,620
	Specialty Retail — 2.1%
8,426	Dick’s Sporting Goods, Inc. (a)	1,650,738
222,302	Gap (The), Inc. (a)	4,466,047
37,664	Williams-Sonoma, Inc. (a)	8,612,250
13,008	Winmark Corp. (a)	4,338,168
		19,067,203
	Technology Hardware, Storage & Peripherals — 1.0%
69,758	HP, Inc.	1,902,301
42,017	NetApp, Inc. (a)	7,500,034
		9,402,335
	Textiles, Apparel & Luxury Goods — 0.9%
21,167	Ralph Lauren Corp. (a)	8,050,657
	Tobacco — 0.6%
71,351	Turning Point Brands, Inc. (a)	5,323,498

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 1.0%
26,434	Applied Industrial Technologies, Inc. (a)	$9,125,281
	Total Common Stocks	909,636,329
	(Cost $824,846,394)
MONEY MARKET FUNDS — 0.3%
2,830,886	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	2,830,886
	(Cost $2,830,886)
	Total Investments — 100.0%	912,467,215
	(Cost $827,677,280)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(508)	Russell 2000® Index	$(148,912,021)	$2,935.00	08/07/26	(1,244,600)
	(Premiums received $1,245,022)
	Net Other Assets and Liabilities — 0.1%				795,424
	Net Assets — 100.0%				$912,018,039

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2026, the value of these securities amounts to $30,179,246.
(b)	Rate shown reflects yield as of July 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$909,636,329	$909,636,329	$—	$—
Money Market Funds	2,830,886	2,830,886	—	—
Total Investments	$912,467,215	$912,467,215	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,244,600)	$(1,244,600)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 5.9%
97,138	Cisco Systems, Inc. (a)	$11,267,037
14,459	Ituran Location and Control Ltd. (a)	797,559
29,007	Motorola Solutions, Inc. (a)	12,639,800
241,167	Nokia Oyj, ADR (a)	2,204,266
115,128	Telefonaktiebolaget LM Ericsson, ADR (a)	1,129,406
4,958	Ubiquiti, Inc. (a)	2,759,226
		30,797,294
	Diversified Telecommunication Services — 9.0%
471,636	AT&T, Inc. (a)	10,965,537
11,273	Chunghwa Telecom Co., Ltd., ADR (a)	480,342
470,305	Comcast Corp., Class A (a)	11,268,508
19,243	Iridium Communications, Inc. (a)	910,964
87,782	KT Corp., ADR (a)	1,587,976
6,100	Shenandoah Telecommunications Co. (a)	73,139
35,864	Telefonica Brasil S.A., ADR (a)	463,363
68,736	Telkom Indonesia Persero Tbk PT, ADR (a)	1,007,670
932,010	TELUS Corp. (a)	8,910,016
244,647	Verizon Communications, Inc. (a)	11,451,926
		47,119,441
	Electronic Equipment, Instruments & Components — 5.4%
56,595	Amphenol Corp., Class A (a)	9,094,816
10,734	Avnet, Inc. (a)	953,608
2,384	Benchmark Electronics, Inc. (a)	190,172
21,074	CDW Corp. (a)	3,114,948
911	Climb Global Solutions, Inc. (a)	24,424
43,868	Corning, Inc. (a)	6,064,751
1,976	ePlus, Inc. (a)	182,602
21,366	Ingram Micro Holding Corp. (a)	602,735
1,951	PC Connection, Inc. (a)	163,338
4,657	TD SYNNEX Corp. (a)	1,190,795
32,032	TE Connectivity PLC (a)	6,588,662
8,798	Vishay Intertechnology, Inc. (a)	301,068
		28,471,919
	Entertainment — 0.2%
115,211	Tencent Music Entertainment Group, ADR (a)	1,088,744
	Interactive Media & Services — 1.0%
57,090	Autohome, Inc., ADR (a)	1,325,630
27,576	JOYY, Inc., ADR (a)	2,028,766
40,973	Match Group, Inc. (a)	1,614,746
51,175	Weibo Corp., ADR (a)	417,076
		5,386,218
	IT Services — 8.6%
30,288	Amdocs Ltd. (a)	1,687,647
10,186	CGI, Inc. (a)	745,106
88,279	Cognizant Technology Solutions Corp., Class A (a)	4,886,243
157,106	International Business Machines Corp. (a)	35,136,757
8,208	VeriSign, Inc. (a)	2,380,484
111,408	Wipro Ltd., ADR (a)	220,588
		45,056,825

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 3.3%
25,123	Concentrix Corp. (a)	$618,026
19,737	KBR, Inc. (a)	722,572
13,470	Leidos Holdings, Inc. (a)	1,557,132
4,130	Paycom Software, Inc. (a)	677,155
18,575	RELX PLC, ADR (a)	657,926
5,056	Science Applications International Corp. (a)	592,209
31,167	SS&C Technologies Holdings, Inc. (a)	2,401,417
101,494	Thomson Reuters Corp. (a)	9,959,606
		17,186,043
	Semiconductors & Semiconductor Equipment — 33.7%
9,761	Amkor Technology, Inc. (a)	486,781
39,487	Analog Devices, Inc. (a)	14,507,919
26,752	Applied Materials, Inc. (a)	13,581,188
12,033	ASE Technology Holding Co., Ltd., ADR (a)	423,201
4,117	ASML Holding N.V. (a)	6,706,593
104,729	Broadcom, Inc. (a)	40,768,905
15,443	Himax Technologies, Inc., ADR (a)	193,655
42,586	KLA Corp. (a)	7,785,573
3,471	Kulicke & Soffa Industries, Inc. (a)	309,613
85,922	Microchip Technology, Inc. (a)	6,383,145
1,728	Monolithic Power Systems, Inc. (a)	2,464,180
26,271	NXP Semiconductors N.V. (a)	6,020,262
4,613	Power Integrations, Inc. (a)	280,055
93,186	QUALCOMM, Inc. (a)	13,755,185
2,019	Silicon Motion Technology Corp., ADR (a)	512,018
45,068	Skyworks Solutions, Inc. (a)	2,806,835
5,333	STMicroelectronics N.V. (a)	279,396
55,914	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	22,603,235
129,348	Texas Instruments, Inc. (a)	35,666,418
26,909	United Microelectronics Corp., ADR (a)	512,078
7,732	Universal Display Corp. (a)	619,797
		176,666,032
	Software — 20.8%
4,733	A10 Networks, Inc. (a)	139,955
6,813	Adeia, Inc. (a)	181,566
20,675	Bentley Systems, Inc., Class B (a)	732,722
7,859	Clear Secure, Inc., Class A (a)	434,131
12,310	Dolby Laboratories, Inc., Class A (a)	723,951
96,278	Gen Digital, Inc. (a)	2,642,831
4,424	InterDigital, Inc. (a)	1,348,546
31,556	Intuit, Inc. (a)	9,973,905
6,668	Karooooo Ltd. (a)	428,319
103,908	Microsoft Corp. (a)	48,288,126
91,259	Open Text Corp. (a)	2,312,503
199,058	Oracle Corp. (a)	25,851,662
8,876	Roper Technologies, Inc. (a)	3,479,126
59,630	Salesforce, Inc. (a)	10,973,113
7,427	SAP SE, ADR (a)	1,363,746
		108,874,202

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 6.0%
14,046	Dell Technologies, Inc., Class C (a)	$5,693,827
138,501	Hewlett Packard Enterprise Co. (a)	6,634,198
328,668	HP, Inc. (a)	8,962,776
15,437	Logitech International S.A. (a)	1,581,984
19,412	NetApp, Inc. (a)	3,465,042
6,141	Seagate Technology Holdings PLC (a)	5,257,494
		31,595,321
	Wireless Telecommunication Services — 5.9%
77,654	America Movil S.A.B. de C.V., ADR (a)	1,968,529
94,022	Millicom International Cellular S.A. (a)	8,977,221
258,903	Rogers Communications, Inc., Class B (a)	8,763,866
8,567	SK Telecom Co., Ltd., ADR (a)	270,974
62,366	T-Mobile US, Inc. (a)	10,771,232
		30,751,822
	Total Common Stocks	522,993,861
	(Cost $501,265,515)
MONEY MARKET FUNDS — 0.3%
1,654,901	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	1,654,901
	(Cost $1,654,901)
	Total Investments — 100.1%	524,648,762
	(Cost $502,920,416)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(137)	S&P 500 Weeklys	$(102,609,164)	$7,510.00	08/07/26	(550,740)
	(Premiums received $554,639)
	Net Other Assets and Liabilities — 0.0%				71,193
	Net Assets — 100.0%				$524,169,215

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2026, the value of these securities amounts to $13,726,170.
(b)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$522,993,861	$522,993,861	$—	$—
Money Market Funds	1,654,901	1,654,901	—	—
Total Investments	$524,648,762	$524,648,762	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(550,740)	$(550,740)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.2%
	Broadline Retail — 12.9%
3,920	Amazon.com, Inc. (a)	$1,064,594
1,707	eBay, Inc.	194,615
		1,259,209
	Commercial Services & Supplies — 1.0%
3,406	Copart, Inc. (a)	99,183
	Communications Equipment — 15.9%
2,567	Arista Networks, Inc. (a)	462,959
544	Ciena Corp. (a)	205,115
6,811	Cisco Systems, Inc.	790,008
217	F5, Inc. (a)	87,358
		1,545,440
	Diversified Consumer Services — 0.2%
154	Duolingo, Inc. (a)	20,761
	Entertainment — 4.7%
5,120	Netflix, Inc. (a)	367,155
2,583	ROBLOX Corp., Class A (a)	91,955
		459,110
	Financial Services — 2.0%
3,395	PayPal Holdings, Inc.	194,228
	Health Care Technology — 1.2%
578	Veeva Systems, Inc., Class A (a)	117,785
	Hotels, Restaurants & Leisure — 11.8%
1,605	Airbnb, Inc., Class A (a)	243,190
2,614	Booking Holdings, Inc.	504,241
1,457	DoorDash, Inc., Class A (a)	285,805
1,926	DraftKings, Inc., Class A (a)	45,222
667	Flutter Entertainment PLC (a)	69,681
		1,148,139
	Interactive Media & Services — 18.9%
1,455	Alphabet, Inc., Class A	518,169
1,173	Alphabet, Inc., Class C	418,351
1,634	Meta Platforms, Inc., Class A	909,664
		1,846,184
	IT Services — 11.2%
558	Akamai Technologies, Inc. (a)	64,271
1,229	Cloudflare, Inc., Class A (a)	342,866
1,015	CoreWeave, Inc., Class A (a)	72,847
510	GoDaddy, Inc., Class A (a)	42,197
644	Okta, Inc. (a)	91,403
1,328	Snowflake, Inc. (a)	389,476
315	VeriSign, Inc.	91,356
		1,094,416
	Professional Services — 0.3%
165	Paycom Software, Inc.	27,053
	Software — 17.3%
614	Atlassian Corp., Class A (a)	62,023
221	Circle Internet Group, Inc. (a)	13,837

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,270	Datadog, Inc., Class A (a)	$340,322
748	Docusign, Inc. (a)	41,013
197	HubSpot, Inc. (a)	46,760
1,467	MARA Holdings, Inc. (a)	16,606
1,016	Nutanix, Inc., Class A (a)	59,954
2,933	Oracle Corp.	380,909
2,456	Salesforce, Inc.	451,953
1,433	Samsara, Inc., Class A (a)	53,408
785	Workday, Inc., Class A (a)	125,867
1,023	Zoom Communications, Inc. (a)	98,279
		1,690,931
	Specialty Retail — 1.8%
2,753	Carvana Co. (a)	171,677
	Total Common Stocks	9,674,116
	(Cost $9,047,139)
MONEY MARKET FUNDS — 0.3%
33,219	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	33,219
	(Cost $33,219)
	Total Investments — 99.5%	9,707,335
	(Cost $9,080,358)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(48)	Nasdaq-100 Micro Index	$(1,357,152)	$284.00	08/07/26	(13,536)
	(Premiums received $13,462)
	Net Other Assets and Liabilities — 0.6%				61,454
	Net Assets — 100.0%				$9,755,253

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2026.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,674,116	$9,674,116	$—	$—
Money Market Funds	33,219	33,219	—	—
Total Investments	$9,707,335	$9,707,335	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,536)	$(13,536)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
The Target Outcome registered trademarks are registered trademarks of Vest Financial LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Sub-Advisor, and in turn, sub-licensed by the Advisor, including for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates (the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). Neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the fund and shall have no liability whatsoever in connection with the fund.
FT Vest SMID Rising Dividend Achievers Target Income ETF
FT Vest Technology Dividend Target Income ETF
Nasdaq®, Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest Dow Jones Internet & Target Income ETF
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.